Transactions with Related Parties - TMS Bulkers Ltd, TMS Tankers Ltd (Details) (Narratives)	0 Months Ended					0 Months Ended
	Jan. 01, 2011 TMS Bulkers [Member] USD ($)	Jan. 01, 2011 TMS Bulkers [Member] EUR (€)	Sep. 01, 2010 TMS Bulkers [Member] USD ($)	Sep. 01, 2010 TMS Bulkers [Member] EUR (€)	Jan. 01, 2011 TMS Bulkers [Member]	Jan. 01, 2011 TMS Tankers [Member] USD ($)	Jan. 01, 2011 TMS Tankers [Member] EUR (€)	Jan. 01, 2011 TMS Tankers [Member]
Management fixed fee per vessel per day	$ 2,174	€ 1,500	$ 2,174	€ 1,500		$ 2,464	€ 1,700
Annual management fee adjustment maximum					5.00%			5.00%
Annual management fee adjustment minimum					3.00%			3.00%
Construction supervisory fee						10.00%	10.00%
Commissions on charter hire agreements	1.25%	1.25%				1.25%	1.25%
Commission on purchase or sale price of vessels and rigs	1.00%	1.00%				1.00%	1.00%